Operating Lease (Details) - Schedule of Operating Lease	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Schedule of Operating Lease [Abstract]
Short-term leases	RM 269,160	$ 57,059	RM 149,951